Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Schedule Of Share Repurchase Program

Board Approval Date	Expiration Date	Maximum dollar value of shares that may be purchased under this program	Calendar year shares were purchased	Total number of shares purchased	Average price paid per share
May 3, 2010...................................................	May 2011	$30.0 million	2011	23,135	$ 12.43
May 3, 2011...................................................	May 2012	$30.0 million	2011	43,533	$ 10.87
May 2, 2012...................................................	May 2013	$25.0 million	—	—	—
May 1, 2013...................................................	May 2014	$30.0 million	—	—	—